Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 227,598	$ 187,617
Restricted cash	16,088	19,260
Accounts receivable, net of allowance of $24,921 (December 31, 2023 - $19,563) (note 2)	947,517	842,236
Income tax recoverable	9,431	8,809
Inventories, net (note 7)	279,626	246,192
Prepaid expenses and other current assets	79,093	56,888
Assets, Current	1,559,353	1,361,002
Other receivables	3,925	4,238
Other assets	24,082	28,428
Deferred income tax (note 15)	2,114	1,752
Fixed assets (note 8)	253,994	204,188
Operating lease right-of-use assets (note 5)	240,518	218,299
Intangible assets (note 9)	715,483	628,011
Goodwill (note 10)	1,395,383	1,179,825
Assets, Noncurrent	2,635,499	2,264,741
Assets	4,194,852	3,625,743
Current liabilities
Accounts payable	174,066	143,347
Accrued liabilities (note 7)	367,443	327,736
Income tax payable	8,383	1,470
Unearned revenues	190,885	178,587
Operating lease liabilities - current (note 5)	53,115	50,898
Long-term debt - current (note 11)	41,567	37,132
Contingent acquisition consideration - current (note 18)	15,307	31,604
Liabilities, Current	850,766	770,774
Long-term debt - non-current (note 11)	1,257,143	1,144,975
Operating lease liabilities - non-current (note 5)	214,423	183,923
Contingent acquisition consideration (note 18)	51,941	31,874
Unearned revenues	23,275	21,380
Other liabilities	75,326	62,684
Deferred income tax (note 15)	84,895	53,024
Liabilities, Noncurrent	1,707,003	1,497,860
Redeemable non-controlling interests (note 12)	449,337	332,963
Shareholders' equity	1,187,746	1,024,146
Liabilities and Equity	$ 4,194,852	$ 3,625,743